Thrivent International Small Cap ETF Investment Strategy - Thrivent International Small Cap ETF	Oct. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of small companies. The Adviser focuses mainly on the equity securities of smaller non-U.S. companies that have market capitalizations equivalent to those companies included in the MSCI EAFE Small Cap USD-Net Return Index, or the international small company market capitalization classifications published by Morningstar or Lipper, Inc. The Fund defines small-cap companies as those with market capitalizations at the time of purchase at or below the market capitalization of the company with the largest market capitalization represented in the MSCI EAFE Small Cap USD-Net Return Index (approximately $12.1 billion, as of March 31, 2026) or other widely-followed indices that represent all or a portion of the small cap equity segment of the securities markets. Generally, at least 65% of the Fund’s net assets will be invested in equity securities of issuers in international developed market countries. Developed market countries are countries covered by the MSCI World ex-USA Index – USD Net Returns, an international developed markets equity index. The Fund primarily invests in the common stocks of small-capitalization companies represented in its benchmark, but may also invest in mid-capitalization companies. The Fund may invest in securities denominated in various currencies. The Fund may also pursue its investment strategy by investing in derivatives such as futures contracts to either hedge its exposure or gain exposure to certain investments. Should Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) change the investments used for purposes of this 80% threshold, we will notify you at least 60 days prior to the change. In buying and selling securities for the Fund, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews thousands of stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Fund’s holdings.